RISK MANAGEMENT - Credit Risk Model - Loan portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	$ 222,154,907
Exchange differences		$ 3,150	$ (34,656)
Financial assets at end of period	245,105,338	222,154,907
Increase (decrease) due to application of IFRS 9 | Simplified approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	9,338
Financial assets at end of period		9,338
Accumulated impairment | Simplified approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	137,431
Write-offs	(47,309)
Entity deconsolidation	6,731
Recovery for partial payments from the clients	(12,373)
Financial assets at end of period	159,303	137,431
Accumulated impairment | Increase (decrease) due to application of IFRS 9 | Simplified approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	146,769
Financial assets at end of period		146,769
Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(6,400)
Loan portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,163,009
Financial assets at end of period		1,163,009
Loan portfolio | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	5,618,481
Net remeasurement of loss allowance	3,851,325
New financial assets originated or purchased	1,322,065
Decrease through derecognition, financial assets	(1,069,705)
Unwind of discount	381,983
FX and other movements	75,712
Write-offs	(3,148,990)
Entity deconsolidation	2,307
Financial assets at end of period	8,196,187	5,618,481
Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	6,781,490
Financial assets at end of period		6,781,490
Loan portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(8,520)
Loan portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	490,117
Financial assets at end of period		490,117
Loan portfolio | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,227,363
Transfer from stage 1 to stage 2	(255,031)
Transfer from stage 1 to stage 3	(214,542)
Transfer from stage 2 to stage 1	314,668
Transfer from stage 3 to stage 1	183,733
Net remeasurement of loss allowance	(90,021)
New financial assets originated or purchased	1,011,984
Decrease through derecognition, financial assets	(568,424)
Unwind of discount	32,674
FX and other movements	4,703
Write-offs	(312,350)
Financial assets at end of period	1,824,874	1,227,363
Loan portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,717,480
Financial assets at end of period		1,717,480
Loan portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	1,997
Loan portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	596,737
Financial assets at end of period		596,737
Loan portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	583,584
Transfer from stage 1 to stage 2	255,031
Transfer from stage 2 to stage 3	(631,932)
Transfer from stage 3 to stage 2	107,331
Transfer from stage 2 to stage 1	(314,668)
Net remeasurement of loss allowance	746,773
New financial assets originated or purchased	156,320
Decrease through derecognition, financial assets	(177,729)
Unwind of discount	(3,809)
Write-offs	(120,592)
Financial assets at end of period	1,197,046	583,584
Loan portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,180,321
Financial assets at end of period		1,180,321
Loan portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	123
Loan portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	76,155
Financial assets at end of period		76,155
Loan portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	3,807,534
Transfer from stage 1 to stage 3	214,542
Transfer from stage 2 to stage 3	631,932
Transfer from stage 3 to stage 2	(107,331)
Transfer from stage 3 to stage 1	(183,733)
Net remeasurement of loss allowance	3,194,573
New financial assets originated or purchased	153,761
Decrease through derecognition, financial assets	(323,552)
Unwind of discount	353,118
FX and other movements	71,009
Write-offs	(2,716,048)
Entity deconsolidation	2,307
Financial assets at end of period	5,174,267	3,807,534
Loan portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	3,883,689
Financial assets at end of period		3,883,689
Loan Commercial portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	42,723
Loan Commercial portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	257,073
Financial assets at end of period		257,073
Loan Commercial portfolio | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2,659,322
Net remeasurement of loss allowance	1,016,637
New financial assets originated or purchased	525,163
Decrease through derecognition, financial assets	(370,151)
Unwind of discount	268,874
FX and other movements	17,805
Write-offs	(437,274)
Financial assets at end of period	3,937,449	2,659,322
Loan Commercial portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2,916,395
Financial assets at end of period		2,916,395
Loan Commercial portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	34,411
Loan Commercial portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	122,996
Financial assets at end of period		122,996
Loan Commercial portfolio | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	492,561
Transfer from stage 1 to stage 2	(26,155)
Transfer from stage 1 to stage 3	(57,241)
Transfer from stage 2 to stage 1	65,954
Transfer from stage 3 to stage 1	30,590
Net remeasurement of loss allowance	(150,806)
New financial assets originated or purchased	419,719
Decrease through derecognition, financial assets	(221,935)
Unwind of discount	31,974
FX and other movements	4,707
Write-offs	(16,636)
Financial assets at end of period	695,728	492,561
Loan Commercial portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	615,557
Financial assets at end of period		615,557
Loan Commercial portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(8,050)
Loan Commercial portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	100,438
Financial assets at end of period		100,438
Loan Commercial portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	91,930
Transfer from stage 1 to stage 2	26,155
Transfer from stage 2 to stage 3	(141,368)
Transfer from stage 3 to stage 2	17,836
Transfer from stage 2 to stage 1	(65,954)
Net remeasurement of loss allowance	153,621
New financial assets originated or purchased	37,317
Decrease through derecognition, financial assets	(24,707)
Unwind of discount	(2,615)
Write-offs	(2,020)
Financial assets at end of period	190,633	91,930
Loan Commercial portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	192,368
Financial assets at end of period		192,368
Loan Commercial portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	16,362
Loan Commercial portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	33,639
Financial assets at end of period		33,639
Loan Commercial portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2,074,831
Transfer from stage 1 to stage 3	57,241
Transfer from stage 2 to stage 3	141,368
Transfer from stage 3 to stage 2	(17,836)
Transfer from stage 3 to stage 1	(30,590)
Net remeasurement of loss allowance	1,013,822
New financial assets originated or purchased	68,127
Decrease through derecognition, financial assets	(123,509)
Unwind of discount	239,515
FX and other movements	13,098
Write-offs	(418,618)
Financial assets at end of period	3,051,088	2,074,831
Loan Commercial portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2,108,470
Financial assets at end of period		2,108,470
Loan Consumer portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(38,444)
Loan Consumer portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	795,778
Financial assets at end of period		795,778
Loan Consumer portfolio | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2,456,791
Net remeasurement of loss allowance	2,452,598
New financial assets originated or purchased	732,106
Decrease through derecognition, financial assets	(600,920)
Unwind of discount	80,174
FX and other movements	52,800
Write-offs	(2,527,016)
Financial assets at end of period	3,442,311	2,456,791
Loan Consumer portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	3,252,569
Financial assets at end of period		3,252,569
Loan Consumer portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(51,642)
Loan Consumer portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	336,656
Financial assets at end of period		336,656
Loan Consumer portfolio | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	656,042
Transfer from stage 1 to stage 2	(209,235)
Transfer from stage 1 to stage 3	(149,571)
Transfer from stage 2 to stage 1	209,168
Transfer from stage 3 to stage 1	137,887
Net remeasurement of loss allowance	78,253
New financial assets originated or purchased	543,690
Decrease through derecognition, financial assets	(315,442)
Unwind of discount	474
FX and other movements	(7)
Write-offs	(289,525)
Financial assets at end of period	998,390	656,042
Loan Consumer portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	992,698
Financial assets at end of period		992,698
Loan Consumer portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	20,671
Loan Consumer portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	426,136
Financial assets at end of period		426,136
Loan Consumer portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	446,698
Transfer from stage 1 to stage 2	209,235
Transfer from stage 2 to stage 3	(432,509)
Transfer from stage 3 to stage 2	77,046
Transfer from stage 2 to stage 1	(209,168)
Net remeasurement of loss allowance	518,410
New financial assets originated or purchased	113,235
Decrease through derecognition, financial assets	(139,703)
Unwind of discount	(514)
Write-offs	(118,310)
Financial assets at end of period	890,556	446,698
Loan Consumer portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	872,834
Financial assets at end of period		872,834
Loan Consumer portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(7,473)
Loan Consumer portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	32,986
Financial assets at end of period		32,986
Loan Consumer portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,354,051
Transfer from stage 1 to stage 3	149,571
Transfer from stage 2 to stage 3	432,509
Transfer from stage 3 to stage 2	(77,046)
Transfer from stage 3 to stage 1	(137,887)
Net remeasurement of loss allowance	1,855,935
New financial assets originated or purchased	75,181
Decrease through derecognition, financial assets	(145,775)
Unwind of discount	80,214
FX and other movements	52,807
Write-offs	(2,119,181)
Financial assets at end of period	1,553,365	1,354,051
Loan Consumer portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,387,037
Financial assets at end of period		1,387,037
Loan Mortgage portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(10,543)
Loan Mortgage portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	56,196
Financial assets at end of period		56,196
Loan Mortgage portfolio | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	130,882
Net remeasurement of loss allowance	115,037
New financial assets originated or purchased	11,093
Decrease through derecognition, financial assets	(19,259)
Unwind of discount	4,548
FX and other movements	4,946
Write-offs	(46,200)
Financial assets at end of period	257,243	130,882
Loan Mortgage portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	187,078
Financial assets at end of period		187,078
Loan Mortgage portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	2,543
Loan Mortgage portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	6,227
Financial assets at end of period		6,227
Loan Mortgage portfolio | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	14,501
Transfer from stage 1 to stage 2	(7,711)
Transfer from stage 1 to stage 3	(1,558)
Transfer from stage 2 to stage 1	20,072
Transfer from stage 3 to stage 1	2,749
Net remeasurement of loss allowance	(3,510)
New financial assets originated or purchased	8,999
Decrease through derecognition, financial assets	(4,131)
Unwind of discount	110
Write-offs	(561)
Financial assets at end of period	35,187	14,501
Loan Mortgage portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	20,728
Financial assets at end of period		20,728
Loan Mortgage portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(4,263)
Loan Mortgage portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	41,690
Financial assets at end of period		41,690
Loan Mortgage portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	20,032
Transfer from stage 1 to stage 2	7,711
Transfer from stage 2 to stage 3	(21,022)
Transfer from stage 3 to stage 2	6,872
Transfer from stage 2 to stage 1	(20,072)
Net remeasurement of loss allowance	45,162
New financial assets originated or purchased	2,047
Decrease through derecognition, financial assets	(8,742)
Unwind of discount	(143)
Write-offs	(74)
Financial assets at end of period	73,461	20,032
Loan Mortgage portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	61,722
Financial assets at end of period		61,722
Loan Mortgage portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	(8,823)
Loan Mortgage portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	8,279
Financial assets at end of period		8,279
Loan Mortgage portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	96,349
Transfer from stage 1 to stage 3	1,558
Transfer from stage 2 to stage 3	21,022
Transfer from stage 3 to stage 2	(6,872)
Transfer from stage 3 to stage 1	(2,749)
Net remeasurement of loss allowance	73,385
New financial assets originated or purchased	47
Decrease through derecognition, financial assets	(6,386)
Unwind of discount	4,581
FX and other movements	4,946
Write-offs	(45,565)
Financial assets at end of period	148,595	96,349
Loan Mortgage portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	104,628
Financial assets at end of period		104,628
Loan Microcredit portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	74,167
Net remeasurement of loss allowance	21,732
New financial assets originated or purchased	16,721
Decrease through derecognition, financial assets	(3,858)
Unwind of discount	7,988
Write-offs	(39,691)
Financial assets at end of period	88,177	74,167
Impact of the measurement of ECL	(4,750)
Loan Microcredit portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	85,285
Financial assets at end of period		85,285
Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	11,118
Financial assets at end of period		11,118
Loan Microcredit portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	21,421
Transfer from stage 1 to stage 2	(8,298)
Transfer from stage 1 to stage 3	(2,599)
Transfer from stage 2 to stage 1	6,305
Transfer from stage 3 to stage 1	6,062
Net remeasurement of loss allowance	(8,285)
New financial assets originated or purchased	16,095
Decrease through derecognition, financial assets	(2,397)
Unwind of discount	103
Write-offs	(5,584)
Financial assets at end of period	23,348	21,421
Impact of the measurement of ECL	541
Loan Microcredit portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	21,946
Financial assets at end of period		21,946
Loan Microcredit portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	525
Financial assets at end of period		525
Loan Microcredit portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	7,477
Transfer from stage 1 to stage 2	8,298
Transfer from stage 2 to stage 3	(30,052)
Transfer from stage 3 to stage 2	1,961
Transfer from stage 2 to stage 1	(6,305)
Net remeasurement of loss allowance	20,392
New financial assets originated or purchased	626
Decrease through derecognition, financial assets	(600)
Unwind of discount	(381)
Write-offs	(45)
Financial assets at end of period	11,962	7,477
Impact of the measurement of ECL	(5,338)
Loan Microcredit portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	18,068
Financial assets at end of period		18,068
Loan Microcredit portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	10,591
Financial assets at end of period		10,591
Loan Microcredit portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	45,269
Transfer from stage 1 to stage 3	2,599
Transfer from stage 2 to stage 3	30,052
Transfer from stage 3 to stage 2	(1,961)
Transfer from stage 3 to stage 1	(6,062)
Net remeasurement of loss allowance	9,625
Decrease through derecognition, financial assets	(861)
Unwind of discount	8,266
Write-offs	(34,062)
Financial assets at end of period	52,867	45,269
Impact of the measurement of ECL	47
Loan Microcredit portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	45,271
Financial assets at end of period		45,271
Loan Microcredit portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	2
Financial assets at end of period		2
Loan Financial Leasing portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	297,319
Net remeasurement of loss allowance	245,321
New financial assets originated or purchased	36,982
Decrease through derecognition, financial assets	(75,517)
Unwind of discount	20,399
FX and other movements	161
Write-offs	(98,809)
Entity deconsolidation	2,307
Financial assets at end of period	471,007	297,319
Impact of the measurement of ECL	4,614
Loan Financial Leasing portfolio | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	340,163
Financial assets at end of period		340,163
Loan Financial Leasing portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	42,844
Financial assets at end of period		42,844
Loan Financial Leasing portfolio | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	42,838
Transfer from stage 1 to stage 2	(3,632)
Transfer from stage 1 to stage 3	(3,573)
Transfer from stage 2 to stage 1	13,169
Transfer from stage 3 to stage 1	6,445
Net remeasurement of loss allowance	(5,673)
New financial assets originated or purchased	23,481
Decrease through derecognition, financial assets	(24,519)
Unwind of discount	13
FX and other movements	3
Write-offs	(44)
Financial assets at end of period	72,221	42,838
Impact of the measurement of ECL	5,627
Loan Financial Leasing portfolio | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	66,551
Financial assets at end of period		66,551
Loan Financial Leasing portfolio | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	23,713
Financial assets at end of period		23,713
Loan Financial Leasing portfolio | Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	17,447
Transfer from stage 1 to stage 2	3,632
Transfer from stage 2 to stage 3	(6,981)
Transfer from stage 3 to stage 2	3,616
Transfer from stage 2 to stage 1	(13,169)
Net remeasurement of loss allowance	9,188
New financial assets originated or purchased	3,095
Decrease through derecognition, financial assets	(3,977)
Unwind of discount	(156)
Write-offs	(143)
Financial assets at end of period	30,434	17,447
Impact of the measurement of ECL	(1,023)
Loan Financial Leasing portfolio | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	35,329
Financial assets at end of period		35,329
Loan Financial Leasing portfolio | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	17,882
Financial assets at end of period		17,882
Loan Financial Leasing portfolio | Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	237,034
Transfer from stage 1 to stage 3	3,573
Transfer from stage 2 to stage 3	6,981
Transfer from stage 3 to stage 2	(3,616)
Transfer from stage 3 to stage 1	(6,445)
Net remeasurement of loss allowance	241,806
New financial assets originated or purchased	10,406
Decrease through derecognition, financial assets	(47,021)
Unwind of discount	20,542
FX and other movements	158
Write-offs	(98,622)
Entity deconsolidation	2,307
Financial assets at end of period	368,352	237,034
Impact of the measurement of ECL	10
Loan Financial Leasing portfolio | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	238,283
Financial assets at end of period		238,283
Loan Financial Leasing portfolio | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,249
Financial assets at end of period		1,249
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	198
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	56,198
Financial assets at end of period		56,198
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	71,708
Net remeasurement of loss allowance	15,769
New financial assets originated or purchased	12,468
Decrease through derecognition, financial assets	(60,046)
FX and other movements	2,920
Financial assets at end of period	99,017	71,708
Financial assets at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	127,906
Financial assets at end of period		127,906
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	198
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	18,665
Financial assets at end of period		18,665
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Transfer from stage 1 to stage 2	(272)
Net remeasurement of loss allowance	(2,361)
New financial assets originated or purchased	12,018
Decrease through derecognition, financial assets	(7,937)
FX and other movements	644
Financial assets at end of period	20,757
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	18,665
Financial assets at end of period		18,665
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	31,714
Financial assets at end of period		31,714
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Transfer from stage 1 to stage 2	272
Net remeasurement of loss allowance	(28)
New financial assets originated or purchased	450
Decrease through derecognition, financial assets	(2,688)
FX and other movements	2,260
Financial assets at end of period	31,980
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	31,714
Financial assets at end of period		31,714
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	5,819
Financial assets at end of period		5,819
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	71,708
Net remeasurement of loss allowance	18,158
Decrease through derecognition, financial assets	(49,421)
FX and other movements	16
Financial assets at end of period	46,280	71,708
Financial assets at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	77,527
Financial assets at end of period		77,527
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	3
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	672
Financial assets at end of period		672
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Net remeasurement of loss allowance	(90)
New financial assets originated or purchased	59
Decrease through derecognition, financial assets	(667)
FX and other movements	97
Financial assets at end of period	71
Financial assets at amortised cost, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	672
Financial assets at end of period		672
Financial assets at amortised cost, category [member] | 12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Impact of the measurement of ECL	3
Financial assets at amortised cost, category [member] | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	672
Financial assets at end of period		672
Financial assets at amortised cost, category [member] | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Net remeasurement of loss allowance	(90)
New financial assets originated or purchased	59
Decrease through derecognition, financial assets	(667)
FX and other movements	97
Financial assets at end of period	71
Financial assets at amortised cost, category [member] | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	672
Financial assets at end of period		672
Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	6,748,745
Financial assets at end of period	9,557,534	6,748,745
Other Accounts Receivable | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	9,569
Financial assets at end of period		9,569
Other Accounts Receivable | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at end of period	(18,907)
Other Accounts Receivable | Accumulated impairment | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	89,431
Net remeasurement of loss allowance	15,259
FX and other movements	(2)
Write-offs	(16,669)
Financial assets at end of period	97,588	89,431
Other Accounts Receivable | Accumulated impairment | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	99,000
Financial assets at end of period		99,000
Other Accounts Receivable | 12-month ECL | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	4,021
Financial assets at end of period		4,021
Other Accounts Receivable | 12-month ECL | Accumulated impairment | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	12,911
Net remeasurement of loss allowance	19,439
FX and other movements	(2)
Write-offs	(16,669)
Financial assets at end of period	19,700	12,911
Other Accounts Receivable | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	16,932
Financial assets at end of period		16,932
Other Accounts Receivable | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	3,751
Financial assets at end of period		3,751
Other Accounts Receivable | Lifetime ECL | Not credit-impaired | Accumulated impairment | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	5,909
Net remeasurement of loss allowance	1,901
Financial assets at end of period	11,561	5,909
Other Accounts Receivable | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	9,660
Financial assets at end of period		9,660
Other Accounts Receivable | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,797
Financial assets at end of period		1,797
Other Accounts Receivable | Lifetime ECL | Credit-impaired | Accumulated impairment | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	70,611
Net remeasurement of loss allowance	(6,081)
Financial assets at end of period	66,327	70,611
Other Accounts Receivable | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9 | General approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	72,408
Financial assets at end of period		72,408
Loan Commitments and Financial Guarantee Contracts | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	16,217
Financial assets at end of period		16,217
Loan Commitments and Financial Guarantee Contracts | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	29,675
Net remeasurement of loss allowance	8,794
New financial assets originated or purchased	4,572
FX and other movements	170
Financial assets at end of period	59,428	29,675
Loan Commitments and Financial Guarantee Contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	45,892
Financial assets at end of period		45,892
Loan Commitments and Financial Guarantee Contracts | 12-month ECL | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	13,381
Financial assets at end of period		13,381
Loan Commitments and Financial Guarantee Contracts | 12-month ECL | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	23,922
Transfer from stage 1 to stage 2	(2,350)
Transfer from stage 1 to stage 3	(2,167)
Transfer from stage 2 to stage 1	1,816
Transfer from stage 3 to stage 1	26
Net remeasurement of loss allowance	2,732
New financial assets originated or purchased	3,186
FX and other movements	169
Financial assets at end of period	40,715	23,922
Loan Commitments and Financial Guarantee Contracts | 12-month ECL | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	37,303
Financial assets at end of period		37,303
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Not credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	3,085
Financial assets at end of period		3,085
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	1,719
Transfer from stage 1 to stage 2	2,350
Transfer from stage 2 to stage 3	(156)
Transfer from stage 3 to stage 2	13
Transfer from stage 2 to stage 1	(1,816)
Net remeasurement of loss allowance	11,071
New financial assets originated or purchased	(1,909)
FX and other movements	1
Financial assets at end of period	14,358	1,719
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Not credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	4,804
Financial assets at end of period		4,804
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Credit-impaired | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	(249)
Financial assets at end of period		(249)
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	4,034
Transfer from stage 1 to stage 3	2,167
Transfer from stage 2 to stage 3	156
Transfer from stage 3 to stage 2	(13)
Transfer from stage 3 to stage 1	(26)
Net remeasurement of loss allowance	(5,009)
New financial assets originated or purchased	3,295
Financial assets at end of period	4,355	4,034
Loan Commitments and Financial Guarantee Contracts | Lifetime ECL | Credit-impaired | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at beginning of period	$ 3,785
Financial assets at end of period		$ 3,785